CONTRACT ACCOUNTING (Details - Schedule of costs and estimated earnings) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Contractors [Abstract]
Costs and estimated earnings recognized	$ 4,054,703	$ 5,266,930	$ 4,152,850
Less: Billings or cash received	3,230,316	(5,263,481)	(4,050,392)
Contract Assets	824,387	3,449	102,458
Billings and/or cash receipts on uncompleted contracts	$ 5,653,169	4,473,726	2,978,007
Less: Costs and estimated earnings recognized		(3,041,088)	(2,268,454)
Contract Liabilities		$ 1,232,638	$ 709,553